Employment Benefits - Summary of Expense Relating to Defined Benefit Plans by Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit	₩ 539,619	₩ 569,520	₩ 547,999
Cost of sales [member]
Disclosure of defined benefit plans [line items]
Defined benefit	404,243	416,287	397,442
Selling, general and administrative expense [member]
Disclosure of defined benefit plans [line items]
Defined benefit	81,457	95,983	94,846
Others (Construction-in-progress and others) [member]
Disclosure of defined benefit plans [line items]
Defined benefit	₩ 53,919	₩ 57,250	₩ 55,711